GENERAL - Narrative (Details) - Vessels and equipment	Dec. 31, 2021 vessel
LNG carrier
Ownership interests:
Number of carriers owned and operated	9
FSRU
Ownership interests:
Number of carriers owned and operated	1
Vessels - FLNG
Ownership interests:
Number of carriers owned and operated	3
FLNG under conversion
Ownership interests:
Number of carriers owned and operated	1
FLNG, Earmarked For Conversion
Ownership interests:
Number of carriers owned and operated	1